Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income for the year	$ 663,000	$ 14,266,000	$ 21,347,000
Adjustments to reconcile net income to net cash generated from operating activities
Depreciation of property and equipment	4,686,000	4,427,000	2,666,000
Amortization of intangible assets	1,808,000	1,101,000	1,086,000
Amortization of operating lease assets	434,000	551,000	56,000
Credit loss (expenses)/write-back, net	288,000	100,000	(844,000)
Losses/(gains) on disposal of property and equipment	(82,000)	1,000	2,000
Gains on modification of operating lease		(33,000)
Share - based compensation expenses	2,453,000	9,676,000	8,184,000
Net unrealized investment income from short-term investments	(1,078,000)	(1,390,000)	(367,000)
Impairment of property and equipment	0	1,146,000	0
Impairment of inventories	25,000	0	15,000
Impairment of goodwill	20,748,000	0	0
Impairment on long-term investments	1,407,000	0	590,000
Net unrealized gains on long-term investments			(437,000)
Investment income on disposal of long-term investments	(861,000)	(24,000)
Interest expense accrued on long-term payables	93,000	93,000	93,000
Deferred income taxes	(10,068,000)	(428,000)	(382,000)
Deferred government grants			(162,000)
Changes in operating assets and liabilities:
Accounts receivable	(2,037,000)	(1,997,000)	(5,979,000)
Prepayments and other assets	290,000	(408,000)	4,111,000
Due from/to related parties	734,000	(1,665,000)	1,099,000
Accounts payable	(1,519,000)	(598,000)	1,064,000
Inventories	925,000	(1,804,000)	851,000
Contract liabilities	3,575,000	(1,954,000)	5,739,000
Income tax payable	3,080,000	904,000	3,434,000
Accrued liabilities and other payables	5,437,000	3,134,000	8,621,000
Lease liabilities	(25,000)	618,000	322,000
Net cash generated from operating activities	30,976,000	25,716,000	51,109,000
Cash flows from investing activities
Purchase of short-term investments	(479,453,000)	(378,162,000)	(517,411,000)
Maturity of short-term investments	470,245,000	360,735,000	545,073,000
Purchase of property and equipment (including construction in progress)	(8,026,000)	(3,992,000)	(14,969,000)
Purchase of intangible assets	(322,000)	(499,000)	(8,000)
Payments for long-term investments	(3,103,000)	(1,418,000)	(1,000,000)
Cash paid for a business combination, net of cash acquired	(2,125,000)
Proceeds from disposal of property and equipment	114,000	15,000	6,000
Proceeds from disposal of long-term investments	2,300,000	22,000
Repayment/(payment) of loans to employees	(978,000)	(599,000)	67,000
Loan to third parties	(565,000)
Net cash generated from/(used in) investing activities	(21,913,000)	(23,898,000)	11,758,000
Cash flows from financing activities
Repurchase of common shares	(7,693,000)	(4,687,000)	(6,747,000)
Proceeds from bank borrowings	33,387,000	4,254,000	16,656,000
Repayment of bank borrowings	(26,619,000)	(13,091,000)	(3,344,000)
Capital injection from a non-controlling interest shareholder			76,000
Net cash generated from/(used in) financing activities	(925,000)	(13,524,000)	6,641,000
Net increase/(decrease) in cash, cash equivalents and restricted cash	8,138,000	(11,706,000)	69,508,000
Effect of exchange rates on cash and cash equivalents, and restricted cash	(1,393,000)	(2,300,000)	(12,136,000)
Cash and cash equivalents at beginning of the year	170,802,000	177,154,000	123,358,000
Restricted cash at beginning of the year		7,654,000	4,078,000
Cash, cash equivalents and restricted cash at beginning of the year	170,802,000	184,808,000	127,436,000
Cash and cash equivalents at end of the year	177,329,000	170,802,000	177,154,000
Restricted cash at end of year	218,000		7,654,000
Cash, cash equivalents and restricted cash at end of the year	177,547,000	170,802,000	184,808,000
Supplemental disclosure of cash flow information
Income tax paid	4,200,000	2,532,000	1,178,000
Interest paid	578,000	1,376,000
Non-cash investing and financing activities
Purchase of property and equipment in form of other payables	32,000	148,000	593,000
Addition of operating lease assets and lease liabilities, net off impact from lease modification	$ 324,000	$ 275,000	$ 555,000